SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Expected volatility	68.00%
Expected dividends	$ 0
Risk-free interest rate, minimum	3.80%
Risk free interest rate, maximum	4.50%
Forfeitures	$ 0
Minimum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Expected term	5 years 9 months 18 days
Maximum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Expected term	6 years 3 months